Note 55	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Disclosure of additional information [text block]	Other information
55.1Environmental impact
The Group has no environmental liabilities, expenses, assets, provisions or contingencies that could have a significant effect on its consolidated equity, financial situation and profits. Consequently, as of December 31, 2023, there is no item included in the Consolidated Financial Statements that requires disclosure in an environmental information report pursuant to Ministry JUS/616/2022, of June 30, by which the new model for the presentation of consolidated annual accounts in the Commercial Register is approved.